Accrued Expenses and Other Current Liabilities - Schedule of Accrued Expenses and Other Current Liabilities (Details) - USD ($)	Sep. 30, 2024	Dec. 31, 2023
Schedule of Accrued Expenses and Other Current Liabilities [Abstract]
Accrued payroll	$ 185,873	$ 136,668
Accrued commissions	538,814	856,360
Accrued dealer fees	430,685	2,415,966
Accrued interest	84,674
Transaction costs	1,743,715
Accrued other	573,132	1,237,371
Total accrued expenses and other current liabilities	$ 3,556,893	$ 4,646,365